Benefits Plans (Key Valuation Assumptions and Fair Values of Stock Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Benefits Plans [Abstract]
Expected life	P7Y3M
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$ 1.49